Preferred Stock (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 18, 2023	Jul. 31, 2023	Jun. 28, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 29, 2023	Jul. 28, 2022	May 27, 2022
Preferred Stock [Line Items]
Sold per share					$ 10
Excess stock issued (in Shares)								15,000,000
Dividends, percentage				8.00%	8.00%
Original issue, per share				$ 1	$ 1
Conversion price				$ 1	$ 1
Gross proceeds (in Dollars)					$ 50,000,000
Number of voting rights					two
Preferred Stock [Member]
Preferred Stock [Line Items]
Gross proceeds (in Dollars)				$ 50,000,000
Series AA Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares issued (in Shares)			105,000,000	0	25,277,591
Conversion price				$ 1	$ 1
Preferred stock shares (in Shares)			105,000,000
Number of voting rights					one
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares issued (in Shares)			105,000,000	0	1,203,695	9,750,000	105,000,000
Gross proceeds (in Dollars)			$ 5,000,000
Shares issued (in Shares)			5,000,000
Sold per share			$ 1
Investors agreed (in Shares)	9,250,000	9,250,000
Purchase aggregate (in Dollars)	$ 9,250,000	$ 9,250,000
Preferred Stock Shares issued (in Shares)	500,000	500,000
Stock issued (in Dollars)		$ 500,000
Excess stock issued (in Shares)	250,000
Conversion price				$ 1	$ 1
Gross proceeds (in Dollars)			$ 5,000,000